Segment information (Details) - segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Number of operating segments	1
United States | Top of range
Disclosure of geographical areas [line items]
Contribution to Group's assets, percentage	10.00%	10.00%
Contribution to Group's liabilities, percentage	10.00%	10.00%
Contribution to Group's net profits (losses), percentage	10.00%	10.00%